Long-term Investment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-term Investment
Investments in available-for-sale debt securities	$ 17,665	$ 25,583
Investment in an equity security with readily determinable fair values	366	495
Total long-term investments	$ 18,031	$ 26,078